INVESTMENT SECURITIES (Schedule of Gross Unrealized Losses and Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less Than 12 Months, Gross Unrealized Losses	$ (429)	$ (6,800)
Less Than 12 Months, Fair value	54,278	197,569
Over 12 Months, Gross Unrealized Losses	(5,225)	(2,096)
Over 12 Months, Fair value	139,827	34,424
Total, Gross Unrealized Losses	(5,654)	(8,896)
Total, Fair Value	194,105	231,993
Available-for-sale, Securities in Unrealized Loss Positions, Number of Positions [Abstract]
Number of debt securities that had an unrealized loss	88	140
Number of debt securities that had an unrealized loss, greater than 12 months	65
Aggregate unrealized losses percentage of amortized cost of the total portfolio	1.28%
U.S. Treasury securities and obligations of U.S. government agencies and corporations [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less Than 12 Months, Gross Unrealized Losses	(399)	(5,464)
Less Than 12 Months, Fair value	49,842	167,616
Over 12 Months, Gross Unrealized Losses	(4,801)	(2,032)
Over 12 Months, Fair value	127,176	33,863
Total, Gross Unrealized Losses	(5,200)	(7,496)
Total, Fair Value	177,018	201,479
Available-for-sale, Securities in Unrealized Loss Positions, Number of Positions [Abstract]
Number of debt securities that had an unrealized loss		42
Obligations of states and political subdivisions [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less Than 12 Months, Gross Unrealized Losses	(30)	(1,336)
Less Than 12 Months, Fair value	4,436	29,953
Over 12 Months, Gross Unrealized Losses	(424)	(64)
Over 12 Months, Fair value	12,651	561
Total, Gross Unrealized Losses	(454)	(1,400)
Total, Fair Value	17,087	30,514
Available-for-sale, Securities in Unrealized Loss Positions, Number of Positions [Abstract]
Number of debt securities that had an unrealized loss		98
Other debt securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less Than 12 Months, Gross Unrealized Losses
Less Than 12 Months, Fair value
Over 12 Months, Gross Unrealized Losses
Over 12 Months, Fair value
Total, Gross Unrealized Losses
Total, Fair Value